Loans and Borrowings - MCSA and NX Gold Lines of Credit (Details) $ in Thousands, R$ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 59,250	$ 168,102			$ 159,370
Repayments of borrowings	113,240	57,425
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 59,250	$ 168,102
Line of credit
Disclosure of detailed information about borrowings [line items]
Borrowing facility size | R$				R$ 154.6
Repayments of borrowings | R$			R$ 162.2
Line of credit | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)		9.60%		9.60%
Line of credit | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)		24.34%		24.34%
Line of credit | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 4,200		R$ 21.8